Indebtedness And Borrowing Facilities (2016 Credit Facility) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 04, 2011	Jun. 30, 2011
2016 Credit Facility [Member]
Line of credit facility, initiation date	January 4, 2011
Credit facility current borrowing amount	$ 450
Length of credit facility, in years	5
Credit facility agreement expiration date	January 4, 2016
Sub-limit for issuance of standby and commercial letters of credit	150
Commitment fee percent of unused portion of credit facility	0.50%
Credit facility outstanding amount		0
Letters of credit outstanding amount		31.3
Percentage of maximum borrowing amount used to calculate minimum consolidated fixed charge coverage ratio	12.5
Credit facility maximum borrowing amount	45.0
Percentage of maximum borrowing amount used to calculate current projected unused amounts under credit facility	17.5
Percentage limit of current and unused amounts of the maximum borrowing capacity which allows for payments of dividends and repurchase of shares	75
2016 Credit Facility [Member] | Minimum [Member]
Interest rate in addition to bank's prime rate	1.25%
Interest rate in addition to LIBOR rate	2.25%
Standby letter of credit fees	2.25%
Commercial letter of credit fees	1.125%
2016 Credit Facility [Member] | Maximum [Member]
Interest rate in addition to bank's prime rate	1.75%
Interest rate in addition to LIBOR rate	2.75%
Standby letter of credit fees	2.75%
Commercial letter of credit fees	1.375%
2011 Credit Facility [Member]
Termination of credit facility	$ 325
Credit facility agreement expiration date	January 4, 2011